Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166218 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%	[1]
C000166218 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[1]
C000166218 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000166218 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000166218 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000166218 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
C000166218 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166218 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[2]
C000166218 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000166218 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[3]
C000166217 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%	[4]
C000166217 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[4]
C000166217 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000166217 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000166217 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000166217 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000166217 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[5]
C000166217 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000166217 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[6]
C000201977 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%	[7]
C000201977 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[7]
C000201977 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000201977 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000201977 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000201977 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000201977 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8]
C000201977 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000201977 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[9]
C000166219 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%	[10]
C000166219 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%	[10]
C000166219 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000166219 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000166219 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000166219 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000166219 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[11]
C000166219 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000166219 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[12]
C000101135 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[13]
C000101135 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[13]
C000101135 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000101135 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000101135 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[13]
C000101135 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[13]
C000101135 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[13]
C000101135 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[13]
C000101135 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[13]
C000101135 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000101135 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000101135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101135 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000101135 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101134 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[14]
C000101134 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[14]
C000101134 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[14]
C000101134 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000101134 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[14]
C000101134 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[14]
C000101134 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[14]
C000101134 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[14]
C000101134 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[14]
C000101134 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000101134 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000101134 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101134 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000101134 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000201968 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[15]
C000201968 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[15]
C000201968 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000201968 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000201968 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[15]
C000201968 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[15]
C000201968 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[15]
C000201968 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[15]
C000201968 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[15]
C000201968 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000201968 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000201968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201968 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000201968 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101136 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[16]
C000101136 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[16]
C000101136 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000101136 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000101136 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[16]
C000101136 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[16]
C000101136 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[16]
C000101136 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[16]
C000101136 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[16]
C000101136 [Member] | iShares Enhanced Roll Yield Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000101136 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000101136 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101136 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000101136 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101144 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[17]
C000101144 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[17]
C000101144 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000101144 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000101144 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[17]
C000101144 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[17]
C000101144 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[17]
C000101144 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[17]
C000101144 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[17]
C000101144 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000101144 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000101144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000101144 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101143 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[18]
C000101143 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[18]
C000101143 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000101143 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000101143 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[18]
C000101143 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[18]
C000101143 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[18]
C000101143 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[18]
C000101143 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[18]
C000101143 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000101143 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000101143 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101143 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000101143 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000201971 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[19]
C000201971 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[19]
C000201971 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000201971 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000201971 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[19]
C000201971 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[19]
C000201971 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[19]
C000201971 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[19]
C000201971 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[19]
C000201971 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000201971 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000201971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000201971 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000201971 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101145 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[20]
C000101145 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[20]
C000101145 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000101145 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000101145 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[20]
C000101145 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[20]
C000101145 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[20]
C000101145 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[20]
C000101145 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[20]
C000101145 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000101145 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000101145 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101145 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000101145 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101153 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[21]
C000101153 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[21]
C000101153 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[21]
C000101153 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000101153 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000101153 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[21]
C000101153 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000101153 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000101153 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000101153 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000101153 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000101153 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101153 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000101153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101152 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[22]
C000101152 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[22]
C000101152 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000101152 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000101152 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000101152 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000101152 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000101152 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000101152 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000101152 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000101152 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000101152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101152 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000101152 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101147 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[23]
C000101147 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[23]
C000101147 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000101147 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000101147 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[23]
C000101147 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[23]
C000101147 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[23]
C000101147 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[23]
C000101147 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000101147 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000101147 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000101147 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[24]
C000101147 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000101147 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101146 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[25]
C000101146 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[25]
C000101146 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
C000101146 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000101146 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000101146 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[25]
C000101146 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[25]
C000101146 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[25]
C000101146 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000101146 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000101146 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000101146 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[26]
C000101146 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000101146 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201972 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[27]
C000201972 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[27]
C000201972 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[27]
C000201972 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000201972 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000201972 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[27]
C000201972 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[27]
C000201972 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[27]
C000201972 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[27]
C000201972 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000201972 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000201972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[28]
C000201972 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000201972 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101148 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%	[29]
C000101148 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[29]
C000101148 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[29]
C000101148 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[29]
C000101148 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000101148 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[29]
C000101148 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[29]
C000101148 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[29]
C000101148 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[29]
C000101148 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[29]
C000101148 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000101148 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value		[30]
C000101148 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000101148 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101156 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[31]
C000101156 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[31]
C000101156 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[31]
C000101156 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000101156 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000101156 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
C000101156 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[31]
C000101156 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
C000101156 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101156 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000101156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000101155 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[32]
C000101155 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[32]
C000101155 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[32]
C000101155 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000101155 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000101155 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
C000101155 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000101155 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[32]
C000101155 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101155 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101155 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000101155 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000201975 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[33]
C000201975 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[33]
C000201975 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000201975 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000201975 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000201975 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[33]
C000201975 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000201975 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[33]
C000201975 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201975 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000201975 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000101150 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%	[34]
C000101150 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[34]
C000101150 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000101150 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[34]
C000101150 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[34]
C000101150 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[34]
C000101150 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[34]
C000101150 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34]
C000101150 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34]
C000101150 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000101150 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000101150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101150 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000101150 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000101149 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%	[35]
C000101149 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[35]
C000101149 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[35]
C000101149 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[35]
C000101149 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[35]
C000101149 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[35]
C000101149 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[35]
C000101149 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[35]
C000101149 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[35]
C000101149 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
C000101149 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000101149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101149 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000101149 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000201973 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%	[36]
C000201973 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[36]
C000201973 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000201973 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000201973 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[36]
C000201973 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[36]
C000201973 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[36]
C000201973 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000201973 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000201973 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[36]
C000201973 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000201973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201973 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000201973 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000101151 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%	[37]
C000101151 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[37]
C000101151 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000101151 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000101151 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[37]
C000101151 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000101151 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[37]
C000101151 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000101151 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000101151 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000101151 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000101151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101151 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000101151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000201974 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[38]
C000201974 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[38]
C000201974 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[38]
C000201974 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[38]
C000201974 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[38]
C000201974 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[38]
C000201974 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000201974 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[38]
C000201974 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[38]
C000201974 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[38]
C000201974 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000201974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201974 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000201974 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101154 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%	[39]
C000101154 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[39]
C000101154 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000101154 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[39]
C000101154 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[39]
C000101154 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000101154 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[39]
C000101154 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000101154 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000101154 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
C000101154 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000101154 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101154 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000101154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000101157 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%	[40]
C000101157 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%	[40]
C000101157 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[40]
C000101157 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000101157 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000101157 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000101157 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[40]
C000101157 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000101157 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101157 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101157 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000101157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000213837 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[41]
C000213837 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[41]
C000213837 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[41]
C000213837 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000213837 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[41]
C000213837 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[41],[42]
C000213837 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213837 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213837 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[42]
C000213836 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[43]
C000213836 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[43]
C000213836 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[43]
C000213836 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000213836 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[43]
C000213836 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43],[44]
C000213836 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213836 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213836 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[44]
C000213838 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[45]
C000213838 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[45]
C000213838 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[45]
C000213838 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000213838 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000213838 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[45],[46]
C000213838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213838 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[46]
C000213835 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%	[47]
C000213835 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%	[47]
C000213835 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[47]
C000213835 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000213835 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[47]
C000213835 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value		[47],[48]
C000213835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000213835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[48]
C000101159 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%	[49]
C000101159 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[49]
C000101159 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[49]
C000101159 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[49]
C000101159 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000101159 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[49]
C000101159 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101159 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101159 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101159 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000101158 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%	[50]
C000101158 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[50]
C000101158 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[50]
C000101158 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[50]
C000101158 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[50]
C000101158 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[50]
C000101158 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101158 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101158 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101158 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000201976 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%	[51]
C000201976 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[51]
C000201976 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000201976 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[51]
C000201976 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000201976 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[51]
C000201976 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201976 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000201976 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000101160 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%	[52]
C000101160 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[52]
C000101160 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[52]
C000101160 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[52]
C000101160 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000101160 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[52]
C000101160 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101160 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101160 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000251822 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%	[53]
C000251822 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[53]
C000251822 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[53]
C000251822 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[53]
C000251822 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000251822 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251822 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000251822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251821 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%	[54]
C000251821 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[54]
C000251821 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[54]
C000251821 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[54]
C000251821 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000251821 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251821 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000251821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251823 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%	[55]
C000251823 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[55]
C000251823 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[55]
C000251823 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[55]
C000251823 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[55]
C000251823 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251823 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000251823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251820 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%	[56]
C000251820 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[56]
C000251820 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[56]
C000251820 [Member] | iShares FTSE NAREIT All Equity REITs Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000251820 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000251820 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000251820 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000251820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%

[1]	Excludes short-term securities.
[2]	Rounds to less than 0.1%.
[3]	Rounds to greater than (0.1)%.
[4]	Excludes short-term securities.
[5]	Rounds to less than 0.1%.
[6]	Rounds to greater than (0.1)%.
[7]	Excludes short-term securities.
[8]	Rounds to less than 0.1%.
[9]	Rounds to greater than (0.1)%.
[10]	Excludes short-term securities.
[11]	Rounds to less than 0.1%.
[12]	Rounds to greater than (0.1)%.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Rounds to less than 0.1%.
[25]	Excludes short-term securities.
[26]	Rounds to less than 0.1%.
[27]	Excludes short-term securities.
[28]	Rounds to less than 0.1%.
[29]	Excludes short-term securities.
[30]	Rounds to less than 0.1%.
[31]	Excludes short-term securities.
[32]	Excludes short-term securities.
[33]	Excludes short-term securities.
[34]	Excludes short-term securities.
[35]	Excludes short-term securities.
[36]	Excludes short-term securities.
[37]	Excludes short-term securities.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.
[41]	Excludes short-term securities.
[42]	Rounds to less than 0.1%.
[43]	Excludes short-term securities.
[44]	Rounds to less than 0.1%.
[45]	Excludes short-term securities.
[46]	Rounds to less than 0.1%.
[47]	Excludes short-term securities.
[48]	Rounds to less than 0.1%.
[49]	Excludes short-term securities.
[50]	Excludes short-term securities.
[51]	Excludes short-term securities.
[52]	Excludes short-term securities.
[53]	Excludes short-term securities.
[54]	Excludes short-term securities.
[55]	Excludes short-term securities.
[56]	Excludes short-term securities.